CASH AND BANK BALANCES (Details Textual) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of CASH AND BANK BALANCES [Line Items]
Restricted Cash and Cash Equivalents	¥ 1,719,000	¥ 0
Cash collateral for bank borrowings	0	0
Cash collateral for derivative financial liability	¥ 0	¥ 0